Segment Information	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Segment Information	Segment information
With effect from 2020, Shell's reporting segments consist of Integrated Gas, Upstream, Oil Products, Chemicals and Corporate, reflecting the way Shell reviews and assesses its performance. Oil Products and Chemicals businesses were previously reported under the Downstream segment. Oil sands mining activities, previously included in the Upstream segment, are reported under Oil Products. Comparative information has been reclassified.
Segment earnings are presented on a current cost of supplies basis (CCS earnings), which is the earnings measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance. On this basis, the purchase price of volumes sold during the period is based on the current cost of supplies during the same period after making allowance for the tax effect. CCS earnings therefore exclude the effect of changes in the oil price on inventory carrying amounts. Sales between segments are based on prices generally equivalent to commercially available prices.
With effect from January 1, 2020, additional contracts are classified as held for trading purposes and consequently revenue is reported on a net rather than gross basis. The effect on revenue for the second quarter 2020 is a reduction of $8,028 million (Q1 2020: $16,313 million).

INFORMATION BY SEGMENT

Quarters			$ million	Half year
Q2 2020	Q1 2020	Q2 2019		2020	2019
			Third-party revenue
7,436	10,157	8,942	Integrated Gas	17,593	20,582
1,177	2,344	2,346	Upstream	3,521	4,647
21,596	44,297	75,837	Oil Products	65,893	141,888
2,283	3,221	3,406	Chemicals	5,504	7,138
12	11	13	Corporate	22	24
32,504	60,029	90,544	Total third-party revenue¹	92,533	174,278
			Inter-segment revenue²
558	891	1,045	Integrated Gas	1,449	2,137
4,117	6,476	8,827	Upstream	10,592	18,359
1,082	1,851	1,950	Oil Products	2,933	4,130
475	875	1,088	Chemicals	1,350	2,054
—	—	—	Corporate	—	—
			CCS earnings
(7,959)	1,812	1,340	Integrated Gas	(6,147)	4,134
(6,721)	(863)	1,435	Upstream	(7,584)	3,059
(3,023)	2,211	1,299	Oil Products	(811)	2,523
164	146	(107)	Chemicals	311	345
(805)	(453)	(789)	Corporate	(1,258)	(1,460)
(18,343)	2,854	3,177	Total	(15,490)	8,601

1.
Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Second quarter 2020 included income of $1,405 million (Q1 2020: $6,686 million income; half year 2020: $8,091 million income). This amount includes both the reversal of prior gains of $686 million (Q1 2020: $317 million) related to sales contracts and prior losses of $507 million (Q1 2020: $76 million) related to purchase contracts that were previously recognised and where physical settlement has taken place in the second quarter 2020.

2.
Comparative information for inter-segment revenue for Upstream, Oil Products and Chemicals has been revised to conform with reporting segment changes applicable from 2020. Inter-segment revenue for Integrated Gas for the half year 2019 has been revised from $1,989 million to amend for certain intra-segment transactions previously reported as inter-segment revenue.

RECONCILIATION OF INCOME FOR THE PERIOD TO CCS EARNINGS

Quarters			$ million	Half year
Q2 2020	Q1 2020	Q2 2019		2020	2019
(18,131)	(24)	2,998	Income/(loss) attributable to Royal Dutch Shell plc shareholders	(18,155)	8,999
30	1	164	Income/(loss) attributable to non-controlling interest	31	320
(18,101)	(23)	3,162	Income/(loss) for the period	(18,124)	9,319
			Current cost of supplies adjustment:
(432)	3,774	30	Purchases	3,342	(955)
98	(916)	1	Taxation	(819)	237
92	19	(16)	Share of profit/(loss) of joint ventures and associates	111	—
(242)	2,876	15	Current cost of supplies adjustment	2,634	(719)
			of which:
(246)	2,780	27	Attributable to Royal Dutch Shell plc shareholders	2,535	(681)
4	96	(12)	Attributable to non-controlling interest	100	(38)
(18,343)	2,854	3,177	CCS earnings	(15,490)	8,601
			of which:
(18,377)	2,756	3,025	CCS earnings attributable to Royal Dutch Shell plc shareholders	(15,620)	8,318
34	97	152	CCS earnings attributable to non-controlling interest	131	282